CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash Flow from Operations
Net earnings	$ 261.2	$ 403.0	$ 297.8
Adjustments to reconcile net earnings to net cash flow from operations:
Depreciation and amortization	(181.3)	(139.2)	(130.4)
Deferred income taxes	26.4	(1.3)	(8.2)
Other non-cash charges	84.2	71.9	68.1
Other, net	(30.4)	12.8	(9.7)
Operating cash flow before changes in working capital	522.7	625.6	478.4
Changes in assets and liabilities used in operations, net of effects of business acquisitions:
(Increase)/decrease in accounts receivable, net	(22.5)	(26.4)	106.7
(Increase)/decrease in inventories	65.1	(2.3)	21.8
Decrease/(increase) in other current assets	(32.6)	1.4	(8.2)
Increase/(decrease) in accounts payable	(12.0)	41.3	(28.1)
Increase/(decrease) in other current liabilities	(108.2)	12.8	(81.4)
Net cash flow from operations	412.5	652.4	489.2
Cash Flow from Investing Activities
Capital expenditures	(98.0)	(108.7)	(139.7)
Proceeds from sale of assets	7.6	0.8	2.5
Acquisitions, net of cash acquired	(267.1)	0	(275.0)
Other, net	(6.0)	(5.4)	0
Net cash used by investing activities	(363.5)	(113.3)	(412.2)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	600.0	0	0
Payment of debt issue cost	(7.6)	0	0
Cash payments on debt with original maturities greater than 90 days	(576.0)	(101.0)	(306.0)
Net (decrease)/increase in debt with original maturities of 90 days or less	45.7	(151.9)	(102.0)
Common stock purchased	(276.0)	0	0
Proceeds from issuance of common stock	8.2	12.6	515.8
Excess tax benefits from share-based payments	3.7	5.8	3.2
Net cash (used by)/from financing activities	(202.0)	(234.5)	111.0
Effect of exchange rate changes on cash	(5.5)	(34.2)	0.1
Net increase/(decrease) in cash and cash equivalents	(158.5)	270.4	188.1
Cash and cash equivalents, beginning of period	629.7	359.3	171.2
Cash and cash equivalents, end of period	$ 471.2	$ 629.7	$ 359.3